Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2018
Dia Bras EXMIN Resources Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Canada
Sociedad Minera Corona, S. A. ("Corona")
Disclosure of subsidiaries [line items]
Ownership interest	81.84%	[1]
Location	Peru	[1]
Dia Bras Peru, S. A. C. ("Dia Bras Peru")
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	[1]
Location	Peru	[1]
Dia Bras Mexicana, S. A. de C. V. ("Dia Bras Mexicana")
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Mexico
Servicios de Minera de la Sierra, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Mexico
Bolivar Administradores, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Mexico
Exploraciones Mineras Dia Bras, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Mexico
EXMIN, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Mexico

[1]	The Company, through its wholly owned subsidiary Dia Bras Peru, holds an 81.84% interest in Corona, which represents 92.33% of the voting shares. The Company consolidates Corona's financial results and records a non-controlling interest for the 18.16% that it does not own.